Due to banks and correspondents - Summary of funding in local and foreign currency (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings	S/ 6,075,433	S/ 5,551,629
Banco de Credito del Peru S.A. [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Jan-25 / Jan-26	Jan-24 / Jan-26
Currency	S/	S/
Borrowings	S/ 125,171	S/ 127,000
Bank of GNB Peru S.A.
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Jan-25	Jan-24
Currency	S/	S/
Borrowings	S/ 74,500	S/ 69,970
Scotiabank Peru S.A.A.
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Jan-25 / Oct-25	Jan-24 / Oct-25
Currency	S/	S/
Borrowings	S/ 72,270	S/ 75,465
Banco BBVA Continental [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Jan-25
Currency	S/
Borrowings	S/ 60,224
Bank of China (Peru) S.A. [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity		Nov-24
Currency		US$
Borrowings		S/ 37,090
Borrowings from loans received from peruvian entities [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings	S/ 332,165	S/ 309,525